STOCK BASED COMPENSATION - Performance-based RSUs and DSUs (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Performance-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at the beginning (in shares)	1,411
Granted (in shares)	0	1,426
Forfeited/cancelled	(127)	(15)
Balance at the end (in shares)	1,284	1,411
Weighted Average Grant Date Fair Value
Balance at the beginning (in dollars per share)	$ 31.74
Granted (in dollars per share)	0	$ 31.74
Forfeited/cancelled (in dollars per share)	31.74	31.74
Balance at the end (in dollars per share)	$ 31.74	$ 31.74
Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at the beginning (in shares)	7
Granted (in shares)	338	7
Forfeited/cancelled	(26)
Balance at the end (in shares)	309	7
Weighted Average Grant Date Fair Value
Balance at the beginning (in dollars per share)	$ 17.00
Granted (in dollars per share)	23.69	$ 17.00
Forfeited/cancelled (in dollars per share)	22.84
Balance at the end (in dollars per share)	$ 23.81	$ 17.00
Deferred stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at the beginning (in shares)	13
Granted (in shares)	10	13
Forfeited/cancelled	0
Balance at the end (in shares)	23	13
Weighted Average Grant Date Fair Value
Balance at the beginning (in dollars per share)	$ 17.00
Granted (in dollars per share)	24.80	$ 17.00
Forfeited/cancelled (in dollars per share)	0
Balance at the end (in dollars per share)	$ 20.34	$ 17.00